Shareholder Report, Holdings (Details) - C000237190	May 31, 2025
FR_44332EAZ9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FR_BA000KF30
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_88632NBF6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FR_89788VAE2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_04621HAW3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_03827FBD2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_04649VBA7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_29426NAZ7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
FR_58503UAF0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	85.90%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.40%
AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.60%